Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible assets, net [Abstract]
Software	$ 79,406	$ 74,445
Less: accumulated amortization	(44,473)	(20,672)
Intangible assets, net	$ 34,933	$ 53,773